Accounts Receivables - Concessions (Details 1) - Power Distribution Service Concession [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	R$ 1,200,708	R$ 960,518
Transfers from contract assets (Note 11.1)	168,072	125,492
Transfers to intangible assets (Note 19.1)		8,385
Transfers to other receivables (assets held for disposal)	(5,048)	(2,407)
Fair value recognition	79,169	108,733
Loss on disposal	(82)	(13)
Balance as of December 31, 2021	R$ 1,442,819	R$ 1,200,708